Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	¥ 535,709	¥ 573,566	¥ 571,024
Cost of revenues, related parties amounts	388,963	362,717	366,375
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	337	163	919
Cost of revenues, related parties amounts	¥ 2,161	¥ 1,981	¥ 3,623